Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Disclosure of non-cash operating working capital

Year ended Dec. 31	2023	2022	2021
(Use) source:
Accounts receivable	715	(869)	(28)
Prepaid expenses	—	—	9
Income taxes receivable	27	(61)	—
Inventory	(2)	6	42
Accounts payable, accrued liabilities and provisions	(550)	548	153
Income taxes payable	(66)	60	(2)
Change in non-cash operating working capital	124	(316)	174

Disclosure of cash flows from (used in) operating activities

	Balance Dec. 31, 2022	Cash issuances	Repayments and dividends paid(1)	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2023
Long-term debt and lease liabilities(2)	3,669	39	(220)	5	—	(36)	12	3,469
Exchangeable securities	739	—	—	—	—	—	5	744
Dividends payable (common and preferred)(3)	68	—	(109)	—	116	—	(26)	49
Total liabilities from financing activities	4,476	39	(329)	5	116	(36)	(9)	4,262
(1)Includes a decrease of $164 million related to the repayment of long-term debt, a $46 million net decrease in borrowings under credit facilities and a decrease in finance lease obligations of $10 million.
(2)Includes bank overdraft of $3 million.
(3)Other dividends payable related to payment of TransAlta Renewables' non-controlling interest dividend reflected within distributions paid to subsidiaries of non-controlling interests in the Consolidated Statements of Cash Flows.

	Balance Dec. 31, 2021	Cash issuances(1)	Repayments and dividends paid(2)	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2022
Long-term debt and lease liabilities(3)	3,267	981	(630)	40	—	39	(28)	3,669
Exchangeable securities	735	—	—	—	—	—	4	739
Dividends payable (common and preferred)	62	—	(97)	—	103	—	—	68
Total liabilities from financing activities	4,064	981	(727)	40	103	39	(24)	4,476
(1)Includes $449 million net increase in borrowings under credit facilities and an increase in issuance of long-term debt of $532 million.
(2)Includes a decrease of $621 million related to the repayment of long-term debt and a decrease in finance lease obligations of $9 million.
(3)Includes bank overdraft of $16 million.